Operating Leases - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Term of lease agreement		5 years
Right of use asset amortized to salvage value	$ 0
Accelerated amortization recognized		$ 300
Rental expenses operating lease			$ 5,100	$ 2,900
Sublease income			$ 2,200	$ 1,300